SHAREHOLDERS' EQUITY (DEFICIT) AND NONCONTROLLING INTERESTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2012	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Jan. 31, 2014	Dec. 31, 2011	Aug. 31, 2014	Mar. 31, 2014	Sep. 30, 2013
Capital stock
Par value (in dollars per share)	$ 0				$ 0
Authorized (in shares)					590,000,000
Common shares, issued shares		51,457,023
Common shares, outstanding shares		51,457,023
Preferred stock, shares authorized		10,000,000				10,000,000
Net proceeds from initial public offering		$ 130,440
Number of newly authorized shares issued upon conversion (in shares)	1
Termination of existing stock redemption agreement		4,842
Payments made to repurchase common stock		(53,400)	(2,851)
Shares outstanding (in shares)		51,457,023
Series Preferred Stock
Preferred stock issued (in shares)		0
Preferred stock outstanding (in shares)		0				0
Class A Voting Common Stock
Capital stock
Par value (in dollars per share)						1.00
Authorized (in shares)						42,500,000
Common shares, issued shares						1,657,500
Common shares, outstanding shares			1,657,500			1,657,500		1,657,500
Total authorized (in shares)							4,250,000
Number of votes per share entitled to holders (in votes)		20
Shares outstanding (in shares)			1,657,500			1,657,500		1,657,500
Class B Nonvoting Common Stock
Capital stock
Par value (in dollars per share)						1.00
Authorized (in shares)						807,500,000
Common shares, issued shares						31,492,500
Common shares, outstanding shares			31,492,500			31,492,500		31,492,500
Total authorized (in shares)							807,500,000		372,486
Initial public offering price (in dollars per share)									$ 13.00
Termination of existing stock redemption agreement		(4,842)
Value of stock issued				12,000
Shares outstanding (in shares)			31,492,500			31,492,500		31,492,500
Common stock issued (in shares)		372,486		716,695
Class C Voting Common Stock
Capital stock
Par value (in dollars per share)		$ 1.00				1.00
Authorized (in shares)		6,222,000				6,222,000
Common shares, issued shares		0				0
Common shares, outstanding shares		0				0
Total authorized (in shares)							2,992,000			6,222,000
Number of votes per share entitled to holders (in votes)		1
Shares outstanding (in shares)		0				0
Series A Preferred
Capital stock
Total authorized (in shares)							2,992,000			6,222,000
Common shares
Capital stock
Par value (in dollars per share)		$ 0			$ 0
Authorized (in shares)		590,000,000
Common shares, issued shares		51,457,023									1
Common shares, outstanding shares	40,448,744	51,457,023
Series A Preferred stock, Par Value (in dollars per share)						1.00
Number of shares sold by the Company (in shares)	11,000,000
Number of shares of stock sold by the existing shareholders (in shares)	4,333,333
Initial public offering price (in dollars per share)	$ 13.00
Net proceeds from initial public offering	130,440
Underwriting discounts and commissions	9,652
Other offering expenses	2,908
Number of newly authorized shares issued upon conversion (in shares)	1
Contributed capital reclassified into common stock	$ 15,575
Number of votes per share entitled to holders (in votes)		1
Shares outstanding (in shares)	40,448,744	51,457,023